Fair Value Measurements - Armada - Annual (Tables) - Armada Acquisition Corp. II	6 Months Ended
Jun. 30, 2026
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Fair Value Hierarchy of the Valuation Inputs the Company
The following table presents information about the Company’s assets that are measured at fair value as of September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166
The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026
Assets:
Marketable securities held in Trust Account	1	$241,164,305

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166

Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99
The fair value of the Public Warrants is $3,565,000 or $0.31 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99

Private placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants
The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.4%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34
The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.40%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34